Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 15, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Weighted average amortization period for acquired intangible assets	13 years
Goodwill acquired during the year		¥ 270,567	¥ 44,131
Axis AB (Axis)
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	76.10%
Payments to acquire businesses, gross	¥ 244,725
Percentage of ownership acquired from noncontrolling shareholders		9.00%
Percentage of the total outstanding shares of Axis represented by the interest		85.10%
Fair value of noncontrolling interest	¥ 77,086
Noncontrolling interest related to acquired shares of Axis	23.90%
Amounts of net sales of Axis included in the parent company's consolidated statement of income		¥ 72,602
Other net assets acquired	¥ 2,053
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Payments to acquire businesses, gross			70,671
Intangible assets acquired, subject to amortization			¥ 30,696
Weighted average amortization period for acquired intangible assets			9 years
Deferred tax liabilities			¥ 8,789
Other net assets acquired			4,633
Goodwill acquired during the year			44,131
Customer Relationships | Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization			¥ 1,628
Weighted average amortization period for acquired intangible assets			6 years
Computer software, intangible asset
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 289
Amortization period for acquired intangible assets	5 years
Weighted average amortization period for acquired intangible assets		5 years	4 years
Computer software, intangible asset | Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization			¥ 13,290
Weighted average amortization period for acquired intangible assets			7 years
In Process Research and Development | Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Intangible assets acquired, not subject to amortization			¥ 11,937
Other | Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization			¥ 3,841
Trademarks
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 42,880
Amortization period for acquired intangible assets	15 years	15 years
Weighted average amortization period for acquired intangible assets		15 years
Patents and developed technology
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 17,823
Amortization period for acquired intangible assets	7 years
Weighted average amortization period for acquired intangible assets		7 years